Segment Reporting (Details Textual)	3 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Suppliers
Segment Reporting (Textual)
Number of operating segments | Suppliers			4
Gross revenue		$ 9,100,000	$ 25,800,000
Gross cost of revenue	$ 91,000,000	$ 85,000,000	$ 24,300,000